CONSOLIDATED STATEMENTS OF CASH FLOWS		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		¥ 1,464,552,224	$ 209,428,183	¥ 1,539,905,765	¥ 1,186,793,974
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		11,161,069	1,596,012	7,198,776	5,260,605
Share-based compensation		60,966,646	8,718,114	40,177,807	42,598,210
Loss (gain) from equity in affiliates, net of tax		(25,716,267)	(3,677,377)	(10,159,031)	1,930,792
Loss (gain) from financial investments at equity method, net of tax		19,505,515	2,789,252	(41,118,352)	18,722,720
Dividends from equity in affiliates		15,000,000	2,144,971	7,500,000	15,000,000
Dividends from financial investments at equity method		7,582,305	1,084,255	0	4,912,647
Loss (gain) from disposal of property and equipment		3,693	528	(56,293)	148,198
(Income) loss from financial investments		21,052,326	3,010,443	(17,133,677)	(6,497,518)
Provision for accounts receivable and contract assets		242,719,252	34,708,391	35,732,133	12,233,743
Provisions for loans receivable from Xiaoying Credit Loans and other loans		340,217,158	48,650,407	225,815,327	233,350,276
Provision for contingent guarantee liabilities		1,001,272,880	143,180,118	241,738,132	67,519,980
(Reversal of) provision for credit losses on deposits to institutional cooperators		(774,772)	(110,791)	3,222,273	(673,558)
Provision for credit losses for other financial assets		72,587	10,380	155,379	86,019
Fair value adjustments related to Consolidated Trusts		0	0	0	531,202
Change in fair value of financial guarantee derivative		3,367,074	481,485	(1,038,258)	(24,966,242)
Deferred tax benefits		(258,046,348)	(36,900,137)	(27,248,759)	(17,565,186)
Other non-cash expenses (income)		(163,663,765)	(23,403,607)	(2,152,467)	120,025
Changes in operating assets and liabilities:
Accounts receivable and contract assets		(1,359,144,462)	(194,355,073)	(405,694,629)	(509,909,978)
Deposits to institutional cooperators		245,478,654	35,102,981	(259,047,121)	68,518,587
Prepaid expenses and other current assets		(9,468,313)	(1,353,951)	14,315,022	7,921,314
Purchase of trading financial investments		(1,270,936,983)	(181,741,571)	(97,916,010)	0
Collection of trading financial investment		728,182,100	104,128,655	10,238,000	0
Other non-current assets		(2,873,164)	(410,857)	(1,075,299)	(121,124)
Contingent guarantee liabilities		(440,606,972)	(63,005,959)	(116,003,939)	(5,613,471)
Deferred guarantee income		302,904,931	43,314,829	118,127,369	46,597,143
Financial guarantee derivative		13,096,865	1,872,827	0	(82,924,152)
Accrued payroll and welfare		(18,482,490)	(2,642,961)	7,946,312	23,089,279
Other taxes payable		56,677,114	8,104,720	(9,826,898)	34,130,358
Income taxes payable		122,465,047	17,512,269	143,866,349	176,410,814
Deposit payable to channel cooperators		0	0	(7,683,820)	0
Accrued expenses and other current liabilities	[1]	363,837,917	52,028,130	143,413,156	66,988,983
Interest receivable / payable		(2,857,318)	(408,591)	(28,467,802)	25,446,338
CASH PROVIDED BY OPERATING ACTIVITIES		1,467,544,503	209,856,075	1,523,386,291	1,391,444,390
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets		(21,880,294)	(3,128,840)	(14,223,115)	(8,468,350)
Disposal of property and equipment		58,320	8,340	107,949	18,053
Purchase of financial investments		(291,795,031)	(41,726,134)	(148,632,843)	(424,149,412)
Collection of financial investments		57,857,454	8,273,506	391,081,258	0
Principal of loans at fair value		0	0	0	(70,004,009)
Principal of loans receivables of the Consolidated Trusts and Partnerships at amortized cost		(7,799,905,002)	(1,115,371,581)	(8,695,786,212)	(9,090,383,262)
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost		7,176,423,335	1,026,214,888	9,360,488,443	8,296,900,075
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES		(1,066,291,102)	(152,477,599)	122,034,285	(1,683,641,707)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common shares	[2]	(733,975,533)	(104,957,105)	(182,204,126)	(24,872,828)
Proceeds from exercise of options		19,087,375	2,729,458	122,507	1,099,619
Dividends to shareholders		(154,770,124)	(22,131,833)	(116,639,508)	(58,401,356)
Proceeds from short-term borrowings		725,376,532	103,727,465	133,500,000	802,500,000
Repayments of short-term borrowings		(641,821,308)	(91,779,226)	(370,000,000)	(307,708,800)
Cash paid to investors of Consolidated Trusts at fair value		0	0	0	(141,288,810)
Cash received from investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost		2,373,936,624	339,468,422	1,698,154,102	3,251,997,048
Cash paid to investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost		(1,508,589,055)	(215,725,366)	(3,098,109,192)	(2,295,866,494)
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		79,244,511	11,331,815	(1,935,176,217)	1,227,458,379
Effect of foreign exchange rate changes		(8,236,847)	(1,177,857)	6,894,284	2,286,656
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		472,261,065	67,532,434	(282,861,357)	937,547,718
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR		1,661,646,218	237,612,249	1,944,507,575	1,006,959,857
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END		2,133,907,283	305,144,683	1,661,646,218	1,944,507,575
Consolidated Partnerships
CASH FLOWS FROM INVESTING ACTIVITIES
Principal collection of loans at fair value		0	0	0	189,752,419
Shenzhen Quanbei Microcredit Co. Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost		4,247,442,769	607,376,238	3,531,243,300	2,360,056,343
Xiaoying Credit Loans And Revolving Loans | Shenzhen Quanbei Microcredit Co. Ltd
CASH FLOWS FROM INVESTING ACTIVITIES
Principal of loans receivables of the Consolidated Trusts and Partnerships at amortized cost		(4,434,492,653)	(634,124,016)	(4,302,244,495)	(2,937,363,564)
Xiaoying Housing Loan
Adjustments to reconcile net income to net cash provided by operating activities:
Reversal of provision for loan receivable from Xiaoying Housing Loans		(8,102)	(1,159)	(4,156,904)	(4,213,234)
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Housing Loans		¥ 8,102	$ 1,159	¥ 12,813,750	¥ 5,617,646

[1]	In 2025, the Company fully settled the RMB245,113,010 unpaid balance from its 2024 share repurchases, which had been previously recorded within accrued expenses and other current liabilities (Note 11) as of the balance sheet date.
[2]	In 2025, the Company fully settled the RMB245,113,010 unpaid balance from its 2024 share repurchases, which had been previously recorded within accrued expenses and other current liabilities (Note 11) as of the balance sheet date.